Performance Awards - Additional Information (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Unrecognized expense	$ 4.4
2014 EIP | Performance Awards
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Return on invested capital, asset denominator multiplier	5
Unrecognized expense	$ 0.5